Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Loss Before Tax
Components of loss before tax are as follow:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
(Loss)/Income from PRC entities	(483,970)	(311,483)	610,813
Loss from overseas entities	(18,085)	(630,412)	(1,622,360)

Total loss before tax	(502,055)	(941,895)	(1,011,547)

Schedule of Components of Income Tax Expenses	Components of income tax expense are as follows:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current income tax expense	—	—	59,527

Schedule of Reconciliation Between The PRC Statutory Income Tax Rate and Effective Income Tax Rate
The following table sets forth a reconciliation between the PRC statutory income tax rate of 25% and the Group’ effective tax rate:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
PRC s tatutory income tax rate	25.00%	25.00%	25.00%
Tax rate difference from statutory rate in other jurisdictions (1)	(0.25)%	(15.82)%	(37.89)%
Permanent difference (2)	5.30%	2.22%	1.24%
Effect of preferential tax rates	(10.03)%	(3.36)%	5.15%
Changes in valuation allowance	(19.97)%	(7.89)%	(8.38)%
Others	(0.05)%	(0.15)%	9.00%

Effective tax rate	—	—	(5.88)%

(1)	The tax rate difference was mainly attributed to net loss of the Company, which is located in the Cayman Islands and exempted from income tax.
(2)	The permanent differences are primarily related to additional tax deductions for qualified research and development expenses offset by non-deductible share-based compensation expenses.

Summary of Net Deferred Tax Assets
The following table sets forth the significant components of the deferred tax assets:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

Net operating loss carry-forwards	86,628	86,679	70,985
Deductible advertising expenses	87,639	161,842	262,801
Others	1,490	1,511	1,062

Total deferred tax assets	175,757	250,032	334,848
Less: valuation allowance	(175,757)	(250,032)	(334,848)

Total deferred tax assets, net of valuation allowance	—	—	—

Schedule of Movements of Valuation Allowance
Movements of valuation allowance are as follows
:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at beginning of the year	75,501	175,757	250,032
Change in valuation allowance	100,256	74,275	84,816

Balance at end of the year	175,757	250,032	334,848